Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000046678
Shareholder Report [Line Items]
Fund Name	LSV Conservative Value Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Conservative Value Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/conservative-value-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/conservative-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Conservative Value Equity Fund, Institutional Class Shares	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 157,136,000
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 137
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.3%
Repurchase Agreement	1.7%
Utilities	2.0%
Materials	2.6%
Consumer Staples	7.5%
Energy	7.5%
Consumer Discretionary	7.7%
Communication Services	10.0%
Industrials	10.4%
Information Technology	13.2%
Health Care	14.2%
Financials	22.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	3.1%
JPMorgan Chase	2.4%
ExxonMobil	2.3%
Berkshire Hathaway, Cl B	2.0%
Amazon.com	1.7%
Alphabet, Cl C	1.5%
Cisco Systems	1.5%
Micron Technology	1.4%
Wells Fargo	1.3%
Goldman Sachs Group	1.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/conservative-value-equity-fund/
C000142890
Shareholder Report [Line Items]
Fund Name	LSV Conservative Value Equity Fund
Class Name	Investor Class Shares
Trading Symbol	LVAVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Conservative Value Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/conservative-value-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/conservative-value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Conservative Value Equity Fund, Investor Class Shares	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 157,136,000
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 137
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.3%
Repurchase Agreement	1.7%
Utilities	2.0%
Materials	2.6%
Consumer Staples	7.5%
Energy	7.5%
Consumer Discretionary	7.7%
Communication Services	10.0%
Industrials	10.4%
Information Technology	13.2%
Health Care	14.2%
Financials	22.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Alphabet, Cl A	3.1%
JPMorgan Chase	2.4%
ExxonMobil	2.3%
Berkshire Hathaway, Cl B	2.0%
Amazon.com	1.7%
Alphabet, Cl C	1.5%
Cisco Systems	1.5%
Micron Technology	1.4%
Wells Fargo	1.3%
Goldman Sachs Group	1.3%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/conservative-value-equity-fund/